Document and Entity Information	Feb. 19, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2020
Entity Registrant Name	KKR & CO. INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34820
Entity Tax Identification Number	26-0426107
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001404912
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	KKR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.75% Series A Preferred Stock
Trading Symbol	KKR PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series B Preferred Stock
Trading Symbol	KKR PR B
Security Exchange Name	NYSE